Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013
Accounts Receivable, Allowances for Doubtful Accounts	$ 109	$ 81
Preferred Stock, Par Value	$ 0.0001	$ 0.0001
Preferred Stock, Authorized	50,000,000	50,000,000
Preferred Stock, Issued
Preferred Stock, Outstanding
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Authorized	500,000,000	568,416,244
Common Stock, Shares Issued	74,218,275	517,979,682
Common Stock, shares Outstanding	73,686,524	513,167,094
Treasury Stock, Shares	531,751	4,812,588